CONSOLIDATED CONDENSED INTERIM STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Assets
Cash and Due from Banks	$ 6,161,588,760	$ 7,322,813,233
Cash	1,486,961,021	3,150,139,510
Financial Institutions and Correspondents	4,674,627,739	4,172,673,723
Argentine Central Bank (BCRA)	4,337,439,001	3,961,270,315
Other, local and foreign financial institutions	337,188,738	211,403,408
Debt Securities at Fair Value through Profit or Loss	1,331,346,841	1,637,926,982
Derivative Financial Instruments	12,114,688	4,517,903
Repurchase Transactions	61,100,392	0
Other Financial Assets	2,323,855,271	1,885,172,397
Loans and Other Financing	16,484,083,272	15,621,023,971
Non-financial Public Sector	9,083,960	8,843,039
Other Financial Institutions	118,948,414	178,433,805
Non-financial Private Sector and Residents Abroad	17,302,567,883	16,158,663,135
Expected credit loss allowance	(946,516,985)	(724,916,008)
Other Debt Securities	4,901,855,084	4,864,662,160
Financial Assets Pledged as Collateral	1,086,728,675	1,611,617,385
Current Income Tax Assets	934,987	227,168
Investments in Equity Instruments	72,756,726	45,693,300
Investments in Subsidiaries, Associates and Joint Ventures	1,923,296	4,438,050
Property, Plant and Equipment	1,099,591,051	1,080,828,136
Intangible Assets	322,034,800	330,578,023
Deferred Income Tax Assets	493,994,955	442,983,468
Insurance Contract Assets	36,437,770	37,178,393
Reinsurance Contract Assets	60,810,309	59,124,372
Other Non-financial Assets	346,701,096	339,926,984
Non-current Assets Held for Sale	15,770,220	15,770,279
Total Assets	34,813,628,193	35,304,482,204
Liabilities
Deposits	19,220,849,572	20,231,127,931
Non-Financial Public Sector	342,318,898	308,030,172
Financial Sector	1,970,066	1,075,675
Non-Financial Private Sector and Residents Abroad	18,876,560,608	19,922,022,084
Liabilities at Fair Value through Profit or Loss	61,842,719	9,777,215
Derivative Financial Instruments	19,304,382	8,329,699
Repurchase Transactions	111,695,652	423,095,210
Other Financial Liabilities	4,758,917,377	3,868,112,993
Financing Received from the Argentine Central Bank and Other Financial Institutions	517,648,489	479,636,814
Debt Securities	1,061,434,677	1,096,011,970
Current Income Tax Liabilities	177,245,587	174,577,677
Subordinated Debt Securities	271,441,661	288,917,745
Provisions	339,614,689	430,578,034
Deferred Income Tax Liabilities	119,202,573	148,911,933
Insurance Contracts Liabilities	698,923,202	723,224,667
Reinsurance Contracts Liabilities	918,924	0
Other Non-Financial Liabilities	704,203,316	838,827,074
Total Liabilities	28,063,242,820	28,721,128,962
Shareholders´Equity
Capital Stock	1,606,254	1,588,514
Paid-in Capital	797,658,490	697,387,566
Capital Adjustments	1,781,641,887	1,777,901,786
Reserves	3,626,675,581	3,626,675,581
Retained Earnings	458,116,265	(1,305,854,780)
Other Comprehensive Income	(78,111,286)	21,511,467
Income from the Period/Fiscal Year	162,579,195	1,763,971,045
Shareholders' Equity Attributable to Parent Company's Owners	6,750,166,386	6,583,181,179
Shareholders' Equity Attributable to Non-controlling Interests	218,987	172,063
Total Shareholders' Equity	$ 6,750,385,373	$ 6,583,353,242